Equity (Details) - Schedule of assumptions used to value stock options granted using a Black-Scholes model - Series B Warrants [Member]	Jul. 10, 2018 $ / shares
Equity (Details) - Schedule of assumptions used to value stock options granted using a Black-Scholes model [Line Items]
Terms of warrants	1 year
Exercise price (in Dollars per share)	$ 0.001
Risk free rate of interest	1.88%
Dividend yield	0.00%
Annualized volatility of underlying stock	0.87%